Income taxes - Expiry years of net operating loss and credit carryforwards (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Income taxes [Line Items]
Net operating loss carryforwards	€ 3,896	€ 3,187
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	1,366	1,032
Not later than one year [member]
Income taxes [Line Items]
Net operating loss carryforwards	17	4
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	15	3
Later than one year and not later than two years [member]
Income taxes [Line Items]
Net operating loss carryforwards	20	10
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	16	5
Later than two years and not later than three years [member]
Income taxes [Line Items]
Net operating loss carryforwards	7	9
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	2	3
Later than three years and not later than four years [member]
Income taxes [Line Items]
Net operating loss carryforwards	9	13
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	5	4
Later than four years and not later than five years [member]
Income taxes [Line Items]
Net operating loss carryforwards	38	38
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	16	3
Later than five years [member]
Income taxes [Line Items]
Net operating loss carryforwards	808	812
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	81	93
Unlimited [Member]
Income taxes [Line Items]
Net operating loss carryforwards	2,997	2,301
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	€ 1,231	€ 920